Stockholders' Equity (Details 2) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted
Business Combination Separately Recognized Transactions [Line Items]
Derivative Liability					$ 128,422	$ 140,132	$ 128,422	$ 140,132	$ 527,206	$ 550,994	$ 527,206	$ 550,994
Stockholders' Equity					3,774,716	4,291,027	3,774,716	4,291,027	3,375,932	3,880,165	3,375,932	3,880,165
Net Income	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234	$ (518,768)	$ (251,838)	$ (357,735)	$ 161,028	$ (506,690)	$ (662,704)	$ (756,519)	$ (249,834)
Net income/loss per share					$ (0.04)	$ (0.02)	$ (0.03)	$ 0.01	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.02)